Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 1,565	$ 19,860	$ 328	$ 21,753
Oil - CA [Member]
Total		17,611	124	17,735
Oil and Natural Gas - ONRR [Member]
Total		2,249	16	2,265
Oil and Natural Gas - BLM [Member]
Total		$ 0	$ 188	$ 188